Income Tax Expense - Summary of Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current income tax expense	₺ (570,509)	₺ (654,953)	₺ (437,967)
Deferred income tax (expense)/credit	(215,121)	159,472	(133,791)
Total income tax expense	₺ (785,630)	₺ (495,481)	₺ (571,758)